Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit (Tables) [Line Items]
Schedule of cash and cash equivalents
	December 31
	2022	2021
	USD in thousands
Cash and cash equivalents – held in bank accounts	20,065	24,025
Short term deposits – held in bank accounts	859	-
Restricted cash – held in bank accounts (*)	185	-
	21,109	24,025

(*)	Gix Media has pledged deposits in an aggregated amount of approximately NIS 523 thousand (USD 149 thousand) as guarantees for credit cards, banks and for the owner of the rented property. Cortex has a pledged deposit in the amount of NIS 107 thousand (USD 36 thousand) as a guarantee for the leased offices.

Schedule of cash and cash equivalents currencies denominated
	December 31
	2022	2021
	USD in thousands
USD	14,680	22,151
NIS	6,428	1,874
Other currencies	1	-
	21,109	24,025